Derivatives - Summary of Derivative Currency Swap Forward Contract List (Details) - 12 months ended Dec. 31, 2023 - Currency forward contracts $ in Thousands, ₩ in Millions	KRW (₩)	USD ($)
Disclosure of Derivative Currency forward contract detail list [Line Items]
Derivative Counterparty	JP Morgan	JP Morgan
Contract date	Dec. 08, 2023	Dec. 08, 2023
Maturity date	Jan. 05, 2024	Jan. 05, 2024
Contract Amounts Pay | ₩	₩ 41,535
Contract Amounts Receive | $		$ 29,419
Contract exchange rate	1,411.83	1,411.83
Derivative Counterparty	JP Morgan	JP Morgan
Contract date	Dec. 13, 2023	Dec. 13, 2023
Maturity date	Jan. 03, 2024	Jan. 03, 2024
Contract Amounts Pay | ₩	₩ 13,131
Contract Amounts Receive | $		$ 10,000
Contract exchange rate	1,313.1	1,313.1
Derivative Counterparty	Busan Bank	Busan Bank
Contract date	Dec. 14, 2023	Dec. 14, 2023
Maturity date	Jan. 05, 2024	Jan. 05, 2024
Contract Amounts Pay | ₩	₩ 18,126
Contract Amounts Receive | $		$ 14,000
Contract exchange rate	1,294.7	1,294.7
Derivative Counterparty	Woori Bank	Woori Bank
Contract date	Dec. 14, 2023	Dec. 14, 2023
Maturity date	Jan. 09, 2024	Jan. 09, 2024
Contract Amounts Pay | ₩	₩ 18,092
Contract Amounts Receive | $		$ 14,000
Contract exchange rate	1,292.3	1,292.3
Derivative Counterparty	Standard Chartered	Standard Chartered
Contract date	Dec. 18, 2023	Dec. 18, 2023
Maturity date	Jan. 11, 2024	Jan. 11, 2024
Contract Amounts Pay | ₩	₩ 6,480
Contract Amounts Receive | $		$ 5,000
Contract exchange rate	1,295.9	1,295.9
Derivative Counterparty	Korea Development Bank	Korea Development Bank
Contract date	Dec. 20, 2023	Dec. 20, 2023
Maturity date	Jan. 15, 2024	Jan. 15, 2024
Contract Amounts Pay | ₩	₩ 10,383
Contract Amounts Receive | $		$ 8,000
Contract exchange rate	1,297.9	1,297.9
Derivative Counterparty	Shinhan Bank	Shinhan Bank
Contract date	Dec. 20, 2023	Dec. 20, 2023
Maturity date	Jan. 17, 2024	Jan. 17, 2024
Contract Amounts Pay | ₩	₩ 9,074
Contract Amounts Receive | $		$ 7,000
Contract exchange rate	1,296.4	1,296.4
Derivative Counterparty	JP Morgan	JP Morgan
Contract date	Dec. 21, 2023	Dec. 21, 2023
Maturity date	Jan. 19, 2024	Jan. 19, 2024
Contract Amounts Pay | ₩	₩ 16,929
Contract Amounts Receive | $		$ 13,000
Contract exchange rate	1,302.2	1,302.2
Derivative Counterparty	Hana Bank	Hana Bank
Contract date	Dec. 21, 2023	Dec. 21, 2023
Maturity date	Jan. 12, 2024	Jan. 12, 2024
Contract Amounts Pay | ₩	₩ 14,329
Contract Amounts Receive | $		$ 11,000
Contract exchange rate	1,302.6	1,302.6
Derivative Counterparty	Kookmin Bank	Kookmin Bank
Contract date	Dec. 21, 2023	Dec. 21, 2023
Maturity date	Jan. 23, 2024	Jan. 23, 2024
Contract Amounts Pay | ₩	₩ 14,324
Contract Amounts Receive | $		$ 11,000
Contract exchange rate	1,302.2	1,302.2
Derivative Counterparty	Mizuho Bank	Mizuho Bank
Contract date	Dec. 22, 2023	Dec. 22, 2023
Maturity date	Jan. 25, 2024	Jan. 25, 2024
Contract Amounts Pay | ₩	₩ 10,382
Contract Amounts Receive | $		$ 8,000
Contract exchange rate	1,297.7	1,297.7
Derivative Counterparty	Standard Chartered	Standard Chartered
Contract date	Dec. 26, 2023	Dec. 26, 2023
Maturity date	Jan. 26, 2024	Jan. 26, 2024
Contract Amounts Pay | ₩	₩ 10,382
Contract Amounts Receive | $		$ 8,000
Contract exchange rate	1,297.7	1,297.7
Derivative Counterparty	Nonghyup Bank	Nonghyup Bank
Contract date	Dec. 28, 2023	Dec. 28, 2023
Maturity date	Jan. 29, 2024	Jan. 29, 2024
Contract Amounts Pay | ₩	₩ 6,446
Contract Amounts Receive | $		$ 5,000
Contract exchange rate	1,289.2	1,289.2
Derivative Counterparty	Morgan Stanley	Morgan Stanley
Contract date	Dec. 28, 2023	Dec. 28, 2023
Maturity date	Jan. 31, 2024	Jan. 31, 2024
Contract Amounts Pay | ₩	₩ 14,159
Contract Amounts Receive | $		$ 11,000
Contract exchange rate	1,287.2	1,287.2
Derivative Counterparty	Busan Bank	Busan Bank
Contract date	Dec. 28, 2023	Dec. 28, 2023
Maturity date	Feb. 02, 2024	Feb. 02, 2024
Contract Amounts Pay | ₩	₩ 10,296
Contract Amounts Receive | $		$ 8,000
Contract exchange rate	1,287	1,287
Derivative Counterparty	Woori Bank	Woori Bank
Contract date	Dec. 28, 2023	Dec. 28, 2023
Maturity date	Feb. 05, 2024	Feb. 05, 2024
Contract Amounts Pay | ₩	₩ 10,298
Contract Amounts Receive | $		$ 8,000
Contract exchange rate	1,287.2	1,287.2
Derivative Counterparty	MUFG	MUFG
Contract date	Nov. 23, 2023	Nov. 23, 2023
Maturity date	Feb. 05, 2024	Feb. 05, 2024
Contract Amounts Pay | ₩	₩ 10,348
Contract Amounts Receive | $		$ 8,000
Contract exchange rate	1,293.5	1,293.5
Derivative Counterparty	Nonghyup Bank	Nonghyup Bank
Contract date	Nov. 30, 2023	Nov. 30, 2023
Maturity date	Jan. 23, 2024	Jan. 23, 2024
Contract Amounts Pay | ₩	₩ 5,147
Contract Amounts Receive | $		$ 4,000
Contract exchange rate	1,286.75	1,286.75
Derivative Counterparty	MUFG	MUFG
Contract date	Nov. 30, 2023	Nov. 30, 2023
Maturity date	Jan. 23, 2024	Jan. 23, 2024
Contract Amounts Pay | ₩	₩ 5,147
Contract Amounts Receive | $		$ 4,000
Contract exchange rate	1,286.65	1,286.65
Derivative Counterparty	JP Morgan	JP Morgan
Contract date	Nov. 30, 2023	Nov. 30, 2023
Maturity date	Feb. 22, 2024	Feb. 22, 2024
Contract Amounts Pay | ₩	₩ 11,561
Contract Amounts Receive | $		$ 9,000
Contract exchange rate	1,284.6	1,284.6
Derivative Counterparty	Morgan Stanley	Morgan Stanley
Contract date	Dec. 01, 2023	Dec. 01, 2023
Maturity date	Jan. 23, 2024	Jan. 23, 2024
Contract Amounts Pay | ₩	₩ 5,199
Contract Amounts Receive | $		$ 4,000
Contract exchange rate	1,299.85	1,299.85
Derivative Counterparty	Korea Development Bank	Korea Development Bank
Contract date	Dec. 01, 2023	Dec. 01, 2023
Maturity date	Jan. 15, 2024	Jan. 15, 2024
Contract Amounts Pay | ₩	₩ 14,303
Contract Amounts Receive | $		$ 11,000
Contract exchange rate	1,300.3	1,300.3
Derivative Counterparty	Mizuho Bank	Mizuho Bank
Contract date	Dec. 01, 2023	Dec. 01, 2023
Maturity date	Feb. 14, 2024	Feb. 14, 2024
Contract Amounts Pay | ₩	₩ 10,386
Contract Amounts Receive | $		$ 8,000
Contract exchange rate	1,298.25	1,298.25
Derivative Counterparty	JP Morgan	JP Morgan
Contract date	Dec. 04, 2023	Dec. 04, 2023
Maturity date	Feb. 14, 2024	Feb. 14, 2024
Contract Amounts Pay | ₩	₩ 6,485
Contract Amounts Receive | $		$ 5,000
Contract exchange rate	1,296.9	1,296.9
Derivative Counterparty	Nonghyup Bank	Nonghyup Bank
Contract date	Dec. 06, 2023	Dec. 06, 2023
Maturity date	Feb. 14, 2024	Feb. 14, 2024
Contract Amounts Pay | ₩	₩ 5,231
Contract Amounts Receive | $		$ 4,000
Contract exchange rate	1,307.75	1,307.75
Derivative Counterparty	MUFG	MUFG
Contract date	Dec. 13, 2023	Dec. 13, 2023
Maturity date	Feb. 06, 2024	Feb. 06, 2024
Contract Amounts Pay | ₩	₩ 19,700
Contract Amounts Receive | $		$ 15,000
Contract exchange rate	1,313.3	1,313.3
Derivative Counterparty	JP Morgan	JP Morgan
Contract date	Dec. 13, 2023	Dec. 13, 2023
Maturity date	Feb. 06, 2024	Feb. 06, 2024
Contract Amounts Pay | ₩	₩ 17,072
Contract Amounts Receive | $		$ 13,000
Contract exchange rate	1,313.2	1,313.2
Derivative Counterparty	Mizuho Bank	Mizuho Bank
Contract date	Dec. 15, 2023	Dec. 15, 2023
Maturity date	Feb. 06, 2024	Feb. 06, 2024
Contract Amounts Pay | ₩	₩ 12,916
Contract Amounts Receive | $		$ 10,000
Contract exchange rate	1,291.55	1,291.55
Derivative Counterparty	Korea Development Bank	Korea Development Bank
Contract date	Dec. 15, 2023	Dec. 15, 2023
Maturity date	Feb. 14, 2024	Feb. 14, 2024
Contract Amounts Pay | ₩	₩ 11,617
Contract Amounts Receive | $		$ 9,000
Contract exchange rate	1,290.8	1,290.8
Derivative Counterparty	Busan Bank	Busan Bank
Contract date	Dec. 20, 2023	Dec. 20, 2023
Maturity date	Feb. 26, 2024	Feb. 26, 2024
Contract Amounts Pay | ₩	₩ 5,183
Contract Amounts Receive | $		$ 4,000
Contract exchange rate	1,295.8	1,295.8
Derivative Counterparty	SMBC	SMBC
Contract date	Dec. 20, 2023	Dec. 20, 2023
Maturity date	Mar. 13, 2024	Mar. 13, 2024
Contract Amounts Pay | ₩	₩ 19,416
Contract Amounts Receive | $		$ 15,000
Contract exchange rate	1,294.43	1,294.43
Derivative Counterparty	Nonghyup Bank	Nonghyup Bank
Contract date	Dec. 21, 2023	Dec. 21, 2023
Maturity date	Jan. 05, 2024	Jan. 05, 2024
Contract Amounts Pay | ₩	₩ 26,065
Contract Amounts Receive | $		$ 20,000
Contract exchange rate	1,303.25	1,303.25
Derivative Counterparty	JP Morgan	JP Morgan
Contract date	Dec. 21, 2023	Dec. 21, 2023
Maturity date	Jan. 05, 2024	Jan. 05, 2024
Contract Amounts Pay | ₩	₩ 26,064
Contract Amounts Receive | $		$ 20,000
Contract exchange rate	1,303.2	1,303.2
Derivative Counterparty	MUFG	MUFG
Contract date	Dec. 21, 2023	Dec. 21, 2023
Maturity date	Jan. 05, 2024	Jan. 05, 2024
Contract Amounts Pay | ₩	₩ 27,365
Contract Amounts Receive | $		$ 21,000
Contract exchange rate	1,303.1	1,303.1
Derivative Counterparty	Hana Bank	Hana Bank
Contract date	Dec. 28, 2023	Dec. 28, 2023
Maturity date	Jan. 15, 2024	Jan. 15, 2024
Contract Amounts Pay | ₩	₩ 18,041
Contract Amounts Receive | $		$ 14,000
Contract exchange rate	1,288.65	1,288.65
Derivative Counterparty	Mizuho Bank	Mizuho Bank
Contract date	Dec. 28, 2023	Dec. 28, 2023
Maturity date	Feb. 26, 2024	Feb. 26, 2024
Contract Amounts Pay | ₩	₩ 32,146
Contract Amounts Receive | $		$ 25,000
Contract exchange rate	1,285.85	1,285.85
Derivative Counterparty	JP Morgan	JP Morgan
Contract date	Dec. 28, 2023	Dec. 28, 2023
Maturity date	Mar. 26, 2024	Mar. 26, 2024
Contract Amounts Pay | ₩	₩ 8,984
Contract Amounts Receive | $		$ 7,000
Contract exchange rate	1,283.4	1,283.4
Derivative Counterparty	Woori Bank	Woori Bank
Contract date	Nov. 30, 2023	Nov. 30, 2023
Maturity date	Jan. 03, 2024	Jan. 03, 2024
Contract Amounts Pay | ₩	₩ 6,440
Contract Amounts Receive | $		$ 5,000
Contract exchange rate	1,287.95	1,287.95
Derivative Counterparty	Nonghyup Bank	Nonghyup Bank
Contract date	Nov. 30, 2023	Nov. 30, 2023
Maturity date	Jan. 03, 2024	Jan. 03, 2024
Contract Amounts Pay | ₩	₩ 4,119
Contract Amounts Receive | $		$ 3,200
Contract exchange rate	1,287.15	1,287.15
Derivative Counterparty	Woori Bank	Woori Bank
Contract date	Dec. 20, 2023	Dec. 20, 2023
Maturity date	Jan. 22, 2024	Jan. 22, 2024
Contract Amounts Pay | ₩	₩ 6,487
Contract Amounts Receive | $		$ 5,000
Contract exchange rate	1,297.3	1,297.3
Derivative Counterparty	Woori Bank	Woori Bank
Contract date	Dec. 27, 2023	Dec. 27, 2023
Maturity date	Jan. 29, 2024	Jan. 29, 2024
Contract Amounts Pay | ₩	₩ 6,466
Contract Amounts Receive | $		$ 5,000
Contract exchange rate	1,292.2	1,292.2
Derivative Counterparty	Mizuho Bank	Mizuho Bank
Contract date	Dec. 28, 2023	Dec. 28, 2023
Maturity date	Feb. 02, 2024	Feb. 02, 2024
Contract Amounts Pay | ₩	₩ 6,446
Contract Amounts Receive | $		$ 5,000
Contract exchange rate	1,289.25	1,289.25
Derivative Counterparty	Nonghyup Bank	Nonghyup Bank
Contract date	Dec. 28, 2023	Dec. 28, 2023
Maturity date	Feb. 02, 2024	Feb. 02, 2024
Contract Amounts Pay | ₩	₩ 12,882
Contract Amounts Receive | $		$ 10,000
Contract exchange rate	1,288.2	1,288.2
Derivative Counterparty	HSBC	HSBC
Contract date	Oct. 19, 2020	Oct. 19, 2020
Maturity date	Oct. 29, 2024	Oct. 29, 2024
Contract Amounts Pay | ₩	₩ 140,913
Contract Amounts Receive | $		$ 125,000
Contract exchange rate	1,127.3	1,127.3
Derivative Counterparty	JP Morgan	JP Morgan
Contract date	Dec. 08, 2023	Dec. 08, 2023
Maturity date	Jan. 05, 2024	Jan. 05, 2024
Contract Amounts Pay | ₩	₩ 6,541
Contract Amounts Receive | $		$ 5,000
Contract exchange rate	1,308.2	1,308.2
Derivative Counterparty	Busan Bank	Busan Bank
Contract date	Dec. 12, 2023	Dec. 12, 2023
Maturity date	Jan. 23, 2024	Jan. 23, 2024
Contract Amounts Pay | ₩	₩ 19,686
Contract Amounts Receive | $		$ 15,000
Contract exchange rate	1,312.4	1,312.4
Derivative Counterparty	Shinhan Bank	Shinhan Bank
Contract date	Dec. 14, 2023	Dec. 14, 2023
Maturity date	Jan. 23, 2024	Jan. 23, 2024
Contract Amounts Pay | ₩	₩ 10,338
Contract Amounts Receive | $		$ 8,000
Contract exchange rate	1,292.19	1,292.19
Derivative Counterparty	Korea Citi Bank	Korea Citi Bank
Contract date	Dec. 15, 2023	Dec. 15, 2023
Maturity date	Jan. 15, 2024	Jan. 15, 2024
Contract Amounts Pay | ₩	₩ 6,467
Contract Amounts Receive | $		$ 5,000
Contract exchange rate	1,293.45	1,293.45
Derivative Counterparty	Nonghyup Bank	Nonghyup Bank
Contract date	Dec. 18, 2023	Dec. 18, 2023
Maturity date	Jan. 15, 2024	Jan. 15, 2024
Contract Amounts Pay | ₩	₩ 11,668
Contract Amounts Receive | $		$ 9,000
Contract exchange rate	1,296.45	1,296.45
Derivative Counterparty	Hana Bank	Hana Bank
Contract date	Dec. 27, 2023	Dec. 27, 2023
Maturity date	Jan. 26, 2024	Jan. 26, 2024
Contract Amounts Pay | ₩	₩ 6,459
Contract Amounts Receive | $		$ 5,000
Contract exchange rate	1,291.89	1,291.89
Derivative Counterparty	Hana Bank	Hana Bank
Contract date	Dec. 27, 2023	Dec. 27, 2023
Maturity date	Jan. 26, 2024	Jan. 26, 2024
Contract Amounts Pay | ₩	₩ 6,457
Contract Amounts Receive | $		$ 5,000
Contract exchange rate	1,291.39	1,291.39
Derivative Counterparty	JP Morgan	JP Morgan
Contract date	Nov. 02, 2023	Nov. 02, 2023
Maturity date	Jan. 26, 2024	Jan. 26, 2024
Contract Amounts Pay | ₩	₩ 8,406
Contract Amounts Receive | $		$ 6,286
Contract exchange rate	1,337.2	1,337.2
Derivative Counterparty	HSBC	HSBC
Contract date	Nov. 27, 2023	Nov. 27, 2023
Maturity date	Mar. 08, 2024	Mar. 08, 2024
Contract Amounts Pay | ₩	₩ 6,482
Contract Amounts Receive | $		$ 5,000
Contract exchange rate	1,296.3	1,296.3
Derivative Counterparty	HSBC	HSBC
Contract date	Nov. 27, 2023	Nov. 27, 2023
Maturity date	Mar. 08, 2024	Mar. 08, 2024
Contract Amounts Pay | ₩	₩ 6,476
Contract Amounts Receive | $		$ 5,000
Contract exchange rate	1,295.2	1,295.2
Derivative Counterparty	Shinhan Bank	Shinhan Bank
Contract date	Dec. 08, 2023	Dec. 08, 2023
Maturity date	Mar. 08, 2024	Mar. 08, 2024
Contract Amounts Pay | ₩	₩ 13,034
Contract Amounts Receive | $		$ 10,000
Contract exchange rate	1,303.38	1,303.38
Derivative Counterparty	Shinhan Bank	Shinhan Bank
Contract date	Dec. 15, 2023	Dec. 15, 2023
Maturity date	Mar. 08, 2024	Mar. 08, 2024
Contract Amounts Pay | ₩	₩ 3,865
Contract Amounts Receive | $		$ 3,000
Contract exchange rate	1,288.22	1,288.22
Derivative Counterparty	Shinhan Bank	Shinhan Bank
Contract date	Dec. 28, 2023	Dec. 28, 2023
Maturity date	Apr. 23, 2024	Apr. 23, 2024
Contract Amounts Pay | ₩	₩ 2,160
Contract Amounts Receive | $		$ 1,684
Contract exchange rate	1,282.4	1,282.4
Derivative Counterparty	Woori Bank	Woori Bank
Contract date	Dec. 28, 2023	Dec. 28, 2023
Maturity date	Apr. 23, 2024	Apr. 23, 2024
Contract Amounts Pay | ₩	₩ 10,253
Contract Amounts Receive | $		$ 8,000
Contract exchange rate	1,281.65	1,281.65